Document and Entity Information	12 Months Ended
Jun. 28, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 20, 2012
Registrant Name	John Hancock Funds II
Central Index Key	0001331971
Amendment Flag	false
Document Creation Date	Apr. 20, 2012
Document Effective Date	Jun. 28, 2012
Prospectus Date	Jun. 28, 2012